Shareholder Report, Holdings (Details)	Jun. 30, 2026
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class A | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class A | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class A | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Office
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Apartment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class A | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class A | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A | Rayonier, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class C | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class C | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class C | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Office
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Apartment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class C | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class C | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C | Rayonier, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class F | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class F | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class F | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class F | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class F | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class F | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class F | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class F | Office
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class F | Apartment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class F | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Class F | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class F | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class F | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class F | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class F | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class F | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class F | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class F | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class F | Rayonier, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class F | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class F | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class I | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class I | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | Office
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | Apartment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class I | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I | Rayonier, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class R | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class R | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class R | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class R | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R | Office
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R | Apartment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class R | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class R | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class R | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R | Rayonier, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class Z | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class Z | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class Z | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class Z | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Z | Office
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Z | Apartment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class Z | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Z | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Z | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Z | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Z | Rayonier, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%